SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
	Dec. 31, 2014 fund	Dec. 31, 2013 fund
Organization
Number of underlying FuturesAccess Funds	5	5
General Partner
Operating Expenses and Selling Commissions
Wrap fee as a percentage of average month-end net asset value	4.00%
MLPF&S
Operating Expenses and Selling Commissions
Onetime upfront selling commission (as a percent)	0.50%